Tax (Details 2) SFr in Millions	12 Months Ended
	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2013 CHF (SFr)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2013 CHF (SFr)
Tax effect of temporary differences
Compensation and benefits				SFr 2,425	SFr 2,373
Loans				326	231
Investment securities				548	882
Provisions				1,718	1,658
Derivatives				117	121
Real estate				340	277
Net operating loss carry-forwards				5,838	6,232
Net operating loss carry-forwards, after allocation of valuation allowances				1,754	1,814
Other				116	99
Gross deferred tax assets before valuation allowance				11,428	11,873
Less valuation allowance	SFr (3,905)	SFr (4,107)	SFr (2,554)	(3,905)	(4,107)	SFr (2,705)
Gross deferred tax assets net of valuation allowance				7,523	7,766
Compensation and benefits				(211)	(164)
Loans				(31)	(40)
Investment securities				(282)	(619)
Provisions				(449)	(448)
Business combinations				(1)	(1)
Derivatives				(187)	(168)
Leasing				(18)	(23)
Real estate				(66)	(62)
Other				(153)	(211)
Gross deferred tax liabilities				(1,398)	(1,736)
Net deferred tax assets				6,125	6,030
Net deferred tax assets change	95
Net deferred tax increase/(decrease), prior year adjustments	(127)
Income tax effects allocated directly to equity share-based compensation pension plan remeasurement				164
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(94)
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income				207
Net operating loss carry-forwards
Due to expire within 1 year				5,304
Due to expire within 2 to 5 years				7,662
Due to expire within 6 to 10 years				7,135
Due to expire within 11 to 20 years				2,981
Amount due to expire				23,082
Amount not due to expire				15,694
Total net operating loss carry-forwards				38,776
Movements in the valuation allowance
Balance at beginning of period	4,107	2,705	2,554
Net changes	(202)	1,402	151
Balance at end of period	SFr 3,905	4,107	2,705
Net operating loss carryforward period as per US tax law (in years)	20
Net operating loss carryforward period as per Swiss tax law (in years)	7
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	SFr 448	505	483
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	(28)	(70)	(24)
Tax benefits in respect of tax on dividend equivalent payments	0	1	22
Windfall deductions and dividend equivalents not resulting in a reduction of income taxes payable	1,100	1,100
Tax benefit that will be recorded when benefit of deductions for dividend equivalent payments is realized	239
Movements in gross unrecognized tax benefits
Balance at beginning of period	389	423	420
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	44	2	4
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(3)	(47)	(8)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	15	39	46
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(10)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(22)	(24)	(5)
Other (including foreign currency translation)	(54)	6	(34)
Balance at end of period	369	389	423
of which, if recognized, would affect the effective tax rate				369	389	417
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations, Recoveries	(13)	(16)	(7)
Interest and penalties recognized in the consolidated balance sheets				86	86	69
US, UK and Switzerland
Tax effect of temporary differences
Less valuation allowance	(3,196)	(3,184)		(3,196)	(3,184)
Net deferred tax assets				5,515	5,592
Movements in the valuation allowance
Balance at beginning of period	3,184
Balance at end of period	3,196	3,184
Switzerland, Brazil and Hong Kong
Tax effect of temporary differences
Tax benefit from the remeasurement and release of valuation allowances on deferred tax assets	162
New York, UK and Japan
Tax effect of temporary differences
Write-down of net deferred tax assets as a result of changes to corporation tax rates				(217)
Bank
Tax effect of temporary differences
Compensation and benefits				2,316	2,361
Loans				326	231
Investment securities				547	882
Provisions				1,718	1,658
Derivatives				117	119
Real estate				340	277
Net operating loss carry-forwards				5,831	6,232
Net operating loss carry-forwards, after allocation of valuation allowances				1,753	1,816
Other				113	95
Gross deferred tax assets before valuation allowance				11,308	11,855
Less valuation allowance	(3,898)	(4,107)	(2,550)	(3,898)	(4,107)	(2,704)
Gross deferred tax assets net of valuation allowance				7,410	7,748
Compensation and benefits				(211)	(164)
Loans				(31)	(40)
Investment securities				(273)	(611)
Provisions				(449)	(447)
Business combinations				(1)	(1)
Derivatives				(187)	(168)
Leasing				(18)	(23)
Real estate				(66)	(62)
Other				(147)	(201)
Gross deferred tax liabilities				(1,383)	(1,717)
Net deferred tax assets				6,027	6,031
Net deferred tax assets change	(4)
Net deferred tax increase/(decrease), prior year adjustments	(127)
Income tax effects allocated directly to equity share-based compensation pension plan remeasurement				65
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(94)
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income				207
Net operating loss carry-forwards
Due to expire within 1 year				5,304
Due to expire within 2 to 5 years				7,662
Due to expire within 6 to 10 years				7,055
Due to expire within 11 to 20 years				2,981
Amount due to expire				23,002
Amount not due to expire				15,694
Total net operating loss carry-forwards				38,696
Movements in the valuation allowance
Balance at beginning of period	4,107	2,704	2,550
Net changes	(209)	1,403	154
Balance at end of period	SFr 3,898	4,107	2,704
Net operating loss carryforward period as per US tax law (in years)	20
Net operating loss carryforward period as per Swiss tax law (in years)	7
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	SFr 447	506	481
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	(28)	(69)	(24)
Tax benefits in respect of tax on dividend equivalent payments	0	1	22
Windfall deductions and dividend equivalents not resulting in a reduction of income taxes payable	1,100	1,100
Tax benefit that will be recorded when benefit of deductions for dividend equivalent payments is realized	239
Movements in gross unrecognized tax benefits
Balance at beginning of period	382	416	416
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	44	2	4
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(3)	(47)	(8)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	15	37	43
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(10)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(22)	(24)	(5)
Other (including foreign currency translation)	(56)	8	(34)
Balance at end of period	360	382	416
of which, if recognized, would affect the effective tax rate				360	382	410
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations, Recoveries	(13)	SFr (21)	SFr (6)
Interest and penalties recognized in the consolidated balance sheets				85	SFr 85	SFr 64
Bank | Switzerland, Brazil and Hong Kong
Tax effect of temporary differences
Tax benefit from the remeasurement and release of valuation allowances on deferred tax assets	SFr 162
Bank | New York, UK and Japan
Tax effect of temporary differences
Write-down of net deferred tax assets as a result of changes to corporation tax rates				SFr (217)